Segment Information - Schedule of Revenues and Noncurrent Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Brazil [Member]
Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	R$ 813,303	R$ 693,617	R$ 815,589
Non-current	1,665,648	1,411,720	1,260,255
Paraguay and Bolivia [Member]
Schedule of Revenues and Noncurrent Assets [Line Items]
Net revenue	64,140	77,509	87,783
Non-current	R$ 466,077	R$ 459,639	R$ 394,547